16A. Income taxes (Details-Rate reconciliation) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details-Rate Reconciliation
Federal tax benefit at statutory rate	$ (922,591)	$ (2,578,121)
State tax, net of Federal benefit	(761,237)	(782,767)
Change in valuation allowance	7,044,754	5,495,845
Derivative accounting and other	(5,360,926)	(2,134,957)
Total provision	$ 0	$ 0
Federal tax benefit at statutory rate percent	(35.00%)	(35.00%)
State tax, net of Federal benefit percent	28.90%	10.60%
Change in valuation allowance percent	(267.30%)	(174.60%)
Derivative accounting and other percent	273.40%	99.00%
Total provision percent	0.00%	0.00%